Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024		Sep. 30, 2023
LeddarTech USA Inc [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details) [Line Items]
Place of incorporation and operation	U.S.	100%		100%
Proportion of ownership interest held by the Company	100.00%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details) [Line Items]
Place of incorporation and operation	China	100%		100%
Proportion of ownership interest held by the Company	100.00%
Vayavision Sensing, Ltd. (“Vayavision”) [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details) [Line Items]
Place of incorporation and operation	Israel	100%	[1]	60%	[1]
Proportion of ownership interest held by the Company	100.00%
LeddarTech Germany GmbH [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details) [Line Items]
Place of incorporation and operation	Germany	100%		100%
Proportion of ownership interest held by the Company	100.00%

[1]	As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 18).